UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   655 Madison Avenue, 21st Floor
           New York, NY 10021
           -----------------------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212)  593-2729
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                  New York,  NY                   11/02/2000
--------------------                  -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            22
                                              ------------

Form  13F  Information  Table  Value  Total:  $119,863,560
                                              ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ANC Rental Corp                COM              001813104  7236950 1258600 X                            X      0    0
Applied Power Inc              CL A             038225108  7951125  163100 X                            X      0    0
AT&T Corp                      COM              001957109  4406250  150000 X                            X      0    0
Citizens Utils Co Del          Cl B             177342201 13008525  972600 X                            X      0    0
Danaher Corp Del               COM              235851102  3392950   68200 X                            X      0    0
Earthgrains Co                 COM              270319106  2308375  125200 X                            X      0    0
El Paso Elec Co                COM              283677854  9124140  662610 X                            X      0    0
Flowers Inds Inc               COM              343496105  1040000   52000 X                            X      0    0
Global Lt Telecommunications   COM              37934X100  2561816  497440 X                            X      0    0
Hickory Tech Corp              COM              429060106  2012500   92000 X                            X      0    0
IMS Health Inc                 COM              449934108 15355000  740000 X                            X      0    0
Keebler Foods Co               COM              487256109  1318800   31400 X                            X      0    0
Maytag Corp                    COM              578593107  5490625  175000 X                            X      0    0
Philip Morris Cos Inc          COM              718154107  2943750  100000 X                            X      0    0
R H Donnelley Corp             COM NEW          74955W307  8845038  418700 X                            X      0    0
Reynolds R J Tob Hldgs Inc     COM              76182K105  1615725   50100 X                            X      0    0
Scana Corp New                 COM              80589M102 14735403  477260 X                            X      0    0
SCI Sys Inc                    COM              783890106  4100000  100000 X                            X      0    0
Terex Corp New                 COM              880779103  2824113  216200 X                            X      0    0
True North Communications Inc  COM              897844106  6860425  191900 X                            X      0    0
United Dominion Inds Ltd       COM              909914103  1421250   60000 X                            X      0    0
Waddell & Reed Finl Inc        CL B             930059209  1310800   45200 X                            X      0    0